Provisions - Additional Information (Details) - EUR (€) € in Millions	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Other provisions	€ 51.6	€ 46.8
Provision used, other provisions	9.9
Increase in provision related to interest on corporate tax and VAT	5.3
Restructuring
Disclosure of other provisions [line items]
Other provisions	€ 10.0	7.4
Estimated completion of activities	12 months
Provision used, other provisions	€ 3.9
Provision for employer taxes on share based payments
Disclosure of other provisions [line items]
Other provisions	6.4	€ 8.3
Provision used, other provisions	4.2
Increase (decrease) in other provisions	€ 2.3